16. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

On the October 31, 2011 following the Company’s acquisition of the Niobrara Asset, the Company transferred and assigned to Condor, a Nevada limited liability company owned 20% by the Company and 80% by an affiliate of MIE Holdings, 62.5% of the Niobrara Asset interest acquired by the Company, the net result of which is that each of the Company and MIE Holdings have a 50% net working interest in the Niobrara Asset originally acquired by the Company. Furthermore, Condor was designated as “Operator” of the Niobrara Asset. Condor’s Board of Managers is comprised of the Company’s President and Chief Executive Officer, Mr. Frank Ingriselli, and two designees of MIE Holdings. In addition, in connection with the drilling and completion of the initial well on the Niobrara asset, and in light of our then-existing cash position, MIE Holdings loaned funds to Pacific Energy Development Corp., our wholly-owned subsidiary (“PEDCO”), equal to all of our proportional fees and expenses on that project, and has additionally loaned funds to PEDCO sufficient to fund our 20% portion of Condor expenses incurred in connection with the second and third wells drilled and completed by Condor on the Niobrara asset in January and February 2013. These loans were documented through the entry on February 14, 2013 of a Secured Subordinated Promissory Note (the “Note”) with MIEJ, with an effective date of November 1, 2012. Under the Note, PEDCO may draw down multiple advances up to a maximum of $5 million under the Note, with repaid amounts not being permitted to be re-borrowed. Amounts borrowed under the Note may only be used by PEDCO to fund fees and expenses allocable to PEDCO with respect to its operations in the Niobrara asset located in Weld and Morgan Counties, Colorado (the “Niobrara Asset”). When drawn, principal borrowed under the Note carries an interest rate of 10.0% per annum. Principal and accrued interest under the Note shall be due and payable within ten (10) business days of the earlier to occur of (i) December 31, 2013 or (ii) the closing of a debt or equity financing transaction with gross proceeds to the Company of at least $10 million. The Note may be prepaid in full by PEDCO without penalty, and is secured by all of PEDCO’s ownership and working interests in the FFT2H well located in the Niobrara Asset, and all corresponding leasehold rights pooled with respect to such well, and PEDCO’s ownership and working interests in each future well drilled and completed in the Niobrara Asset. The Note converts amounts previously advanced by MIEJ to PEDCO in the amount of $2.17 million to fund operations in the Niobrara Asset through November 1, 2012, as well as an additional $2 million loaned by MIEJ to PEDCO under the Note on February 14, 2013, for a total current principal amount outstanding under the Note of $4.17 million on February 14, 2013. There is currently approximately $830,000 available for future borrowing by PEDCO under the Note.

In October 2011, the Company issued 1,333,334 shares of its Series A Preferred Stock and an 80% interest in Condor to MIE Holdings for proceeds of $3,000,000.

In May 2012, the Company merged its wholly-owned subsidiary, Excellong E&P-2, Inc., into White Hawk and then sold 50% of its ownership interests in White Hawk to an affiliate of MIE Holdings and issued certain warrants thereto. .

During the year ended December 31, 2012, the Company loaned White Hawk funds to fund operating expenses and drilling and completion costs for a third Eagle Ford well, pursuant to a promissory note entered into on June 4, 2012, between the Company and White Hawk, which note permits multiple loans to be made thereunder and schedule therein as separate “advances” with no stated maximum limit of loan principal. The note receivable bears interest at a rate per annum equal to the one (1) month LIBOR rate for U.S. dollar deposits plus four (4.0) percentage points. Principal and interest of each loan is due thirty-six (36) months from the date of each advance under the note, with the first repayment being due June 4, 2015. As of December 31, 2012 the total notes payable and accrued interest are $332,974 and $459, respectively.

On September 24, 2012, Condor entered into a promissory note (the “PEDCO Note”) The Company, pursuant to which Condor may borrow, from time to time, cash advances from the Company up to a maximum amount of $8,000,000 to fund Condor’s operations as permitted under its Operating Agreement. When drawn, principal borrowed under the PEDCO Note carries an interest rate of per annum equal to the one (1) month term, LIBOR, plus four (4.0) percent. Principal and accrued interest under the PEDCO Note shall be due and payable on the date that is 36 months from the date of each advance thereunder, or on demand following the occurrence of an event of default, as defined therein. The PEDCO Note may be prepaid in full by Condor without penalty.

On November 1, 2012, and pursuant to the terms of the Inter-Company Agreement, Condor and the Company amended and restated the PEDCO Note in full to capitalize interest accrued under the PEDCO Note to November 1, 2012. As a result $1,224 in accrued interest was capitalized as additional principal. During the year ended December 31, 2012, the Company advanced $2,434,442 in cash and 122,812 shares of PEDEVCO’s Series A Preferred Stock valued at $276,326. As of December 31, 2012, Condor had $2,711,992 and $16,963 in loans payable and accrued interest, respectively, to the Company. The note principal includes the $276,326 value of the 122,812 shares issued by Pedevco.

Accruals for drilling costs due to Condor as a working interest owner and revenue receivable due from Condor as a working interest owner represent capital expenditures, lease operating expenses and revenues allocable to the Company for its 18.75% working interest and 15% net revenue interest in the Niobrara asset.

During the year ended December 31, 2012 and for the period from inception through December 31, 2011, the Company charged $375,441 and $96,000, respectively, in expenses related to a management services agreement with Condor. This management fee represents an amount agreed upon between MIEJ and the Company as being reflective of the approximate amount of time and resources the Company personnel dedicates to Condor-related matters on a monthly basis. Prior to November 1, 2012, the Company charged a monthly management of $28,250 to Condor. On November 1, 2012, the Company began charging a monthly management fee of $40,300. Condor will be paying a monthly management fee at least for the duration of 2013 based on the agreed upon 2013 budget. As of December 31, 2012 and 2011, the Company had accrued $81,124 and $96,000 in amounts due from Condor under the agreement.